Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [line items]
Interests paid on lease liabilities	€ (247)	€ (141)	€ (120)
Interests paid on financed asset liabilities	(14)	(3)	(1)
Purchase of financed assets	€ 233	€ 229	40
Reimbursements			663
Orange Concessions [Member]
Statement of cash flows [line items]
Reimbursements			620
HIN Consortium [Member]
Statement of cash flows [line items]
Reimbursements			€ 43